Capital commitments	12 Months Ended
Dec. 31, 2023
Additional information [abstract]
Capital commitments	Capital commitments
Capital expenditure contracted for at the end of the reporting period but not yet incurred is as follows:

	As at December 31, 2023	As at December 31, 2022
	€m	€m
Property, plant and equipment	14.3	11.1
Intangible assets	8.1	11.2
Total	22.4	22.3